Securities (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	$ 885,418	$ 104,420
Maturities Over 12 months	410,266
Maturities Up to 12 months	475,152
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	336,257	51,770
Financial instruments at amortized cost original currency	7,003,292	878,640
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	201,625	52,650
Financial instruments at amortized cost original currency	1,244,752	255,732
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	208,639
Financial instruments at amortized cost original currency	919,186,238
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	138,897
Financial instruments at amortized cost original currency	138,897
Government Bonds Colombia [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	208,641	52,650
Maturities Over 12 months	208,641
Government Bonds Mexico [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	336,255
Maturities Up to 12 months	336,255
Government Bonds Spain [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	197,645
Maturities Over 12 months	197,645
Government Bonds Korea [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	138,897
Maturities Up to 12 months	138,897
Total Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	881,438	52,650
Maturities Over 12 months	406,286
Maturities Up to 12 months	475,152
Corporate Bonds And Other Instruments Debenture [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	3,980
Maturities Over 12 months	3,980
Corporate Bonds And Other Instruments Time Deposit [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost		51,770
Total Corporate Bonds And Other Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial instruments at amortized cost	3,980	$ 51,770
Maturities Over 12 months	$ 3,980